INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2024
INVENTORIES
Schedule of inventories

	As of September 30,
	2024	2023
Raw materials	$855,488	$4,551,761
Work-in-process	6,914,276	6,133,081
Finished goods	5,758,406	7,252,583
Provision for inventory impairment	—	—
Total	$13,528,170	$17,937,425